                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21516

                          UBS Multi-Strat Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

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
                                        UBS MULTI-STRAT FUND, L.L.C.
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                 YEAR ENDED
                                             DECEMBER 31, 2010
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
                                        UBS MULTI-STRAT FUND, L.L.C.
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                 YEAR ENDED
                                             DECEMBER 31, 2010

                                                  CONTENTS

Report of Independent Registered Public Accounting Firm .....................................     1
Statement of Assets, Liabilities and Members' Capital .......................................     2
Statement of Operations .....................................................................     3
Statements of Changes in Members' Capital ...................................................     4
Statement of Cash Flows .....................................................................     5
Financial Highlights ........................................................................     6
Notes to Financial Statements ...............................................................     7
Schedule of Portfolio Investments ...........................................................    17
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
(ERNST & YOUNG LOGO)                                        Ernst & Young LLP
                                                            5 Times Square
                                                            New York, New York 10036-6530

                                                            Tel: (212) 773-3000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS Multi-Strat Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Multi-Strat Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of December 31, 2010, by correspondence with management of the underlying investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Multi-Strat Fund, L.L.C. at December 31, 2010, the results of its operations and its cash flows for the period ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                             (ERNST & YOUNG LLP)

February 24, 2011

                  A member firm of Ernst & Young Global Limited

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

                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                      STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $94,710,734)                           $   115,677,349
Cash and cash equivalents                                                                         4,918,889
Receivable from Investment Funds                                                                 20,986,687
Advanced subscriptions in Investment Funds                                                        5,000,000
Interest receivable                                                                                     213
Other assets                                                                                         24,549
-----------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                    146,607,687
-----------------------------------------------------------------------------------------------------------

LIABILITIES

Withdrawals payable                                                                              13,115,061
Subscriptions received in advance                                                                 3,128,787
Loan payable                                                                                      1,800,000
Professional fees payable                                                                           178,443
Management Fee payable                                                                              149,797
Administrator Fee payable                                                                            34,569
Administration fee payable                                                                           34,215
Custody fee payable                                                                                   1,365
Loan interest payable                                                                                   175
Other liabilities                                                                                    32,843
-----------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                18,475,255
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                            $   128,132,432
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                   $   107,165,817
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds        20,966,615
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                            $   128,132,432
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.

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

                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                                    STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                    $         5,453
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                               5,453
-----------------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                                    1,686,038
Administrator Fee                                                                                   389,086
Professional fees                                                                                   375,099
Administration fee                                                                                  134,081
Directors' fees                                                                                      54,273
Custody fee                                                                                          10,370
Loan interest                                                                                           175
Printing, insurance and other expenses                                                              130,653
-----------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                    2,779,775
-----------------------------------------------------------------------------------------------------------

Administration and custody fees waived                                                               (3,267)

NET EXPENSES                                                                                      2,776,508
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                              (2,771,055)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds                                     7,210,392
Net change in unrealized appreciation/depreciation on investments in Investment Funds             1,818,870
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS                                          9,029,262
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                    $     6,258,207
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.

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
                                                                               UBS MULTI-STRAT FUND, L.L.C.
                                                                  STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31, 2009 AND 2010

-----------------------------------------------------------------------------------------------------------
                                                                ADVISER         MEMBERS          TOTAL
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2009                          $    110,090   $  103,045,741   $  103,155,831

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                      (1,081)      (2,586,349)      (2,587,430)
 Net realized gain/(loss) from investments in Investment
      Funds                                                         4,148        4,036,444        4,040,592
 Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                              14,450       13,951,086       13,965,536
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                         17,517       15,401,181       15,418,698
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --       27,611,870       27,611,870
Members' withdrawals                                                   --      (31,494,447)     (31,494,447)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                   --       (3,882,577)      (3,882,577)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                        $    127,607   $  114,564,345   $  114,691,952
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                      (1,094)      (2,769,961)      (2,771,055)
 Net realized gain/(loss) from investments in Investment
      Funds                                                         7,089        7,203,303        7,210,392
 Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                               2,023        1,816,847        1,818,870
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                          8,018        6,250,189        6,258,207
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --       29,559,541       29,559,541
Members' withdrawals                                                   --      (22,377,268)     (22,377,268)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                --        7,182,273        7,182,273
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                        $    135,625   $  127,996,807   $  128,132,432
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.

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
                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                                    STATEMENT OF CASH FLOWS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                    $     6,258,207
Adjustments to reconcile net increase in member's capital derived from operations to net cash used in operating activities:
  Purchases of investments in Investment Funds                                                  (39,177,279)
  Proceeds from disposition of investments in Investment Funds                                   33,585,865
  Net realized (gain)/loss from investments in Investment Funds                                  (7,210,392)
  Net change in unrealized appreciation/depreciation on investments in Investment Funds          (1,818,870)
  Changes in assets and liabilities:
  (Increase) decrease in assets:
   Advanced subscriptions in Investment Funds                                                     5,000,000
   Interest receivable                                                                                  665
   Receivable from Investment Funds                                                             (11,725,741)
   Other assets                                                                                      (9,354)
  Increase (decrease) in liabilities:
   Administration fee payable                                                                        11,620
   Administrator Fee payable                                                                          2,361
   Custody fee payable                                                                                 (216)
   Management Fee payable                                                                            10,231
   Professional fees payable                                                                         36,957
   Other liabilities                                                                                  1,460
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                           (15,034,486)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                         32,688,328
Payments on Members' withdrawals, including change in withdrawals payable                       (25,336,814)
Proceeds from loan                                                                                1,800,000
Loan interest                                                                                           175
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                         9,151,689

Net decrease in cash and cash equivalents                                                        (5,882,797)
Cash and cash equivalents--beginning of year                                                     10,801,686
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                      $     4,918,889
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.

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
                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                                       FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

          The  following  represents  the  ratios  to  average  members'  capital  and  other  supplemental information for all Members, excluding the Adviser, for the periods indicated.

          An individual  Member's ratios and returns may vary from the below based on the timing of capital transactions.

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                      2010           2009           2008           2007           2006
                                      ----           ----           ----           ----           ----

Ratio of net investment loss to
average members' capital (a), (b)    (2.15%)        (2.21%)       (2.04%)         (2.05%)        (2.59%)

Ratio of gross expenses to
average members' capital (a), (b)     2.15%          0.00%         0.00%           0.00%          0.00%

Ratio of administration and
custody fees waived to average
members' capital (a), (b), (c)        0.00%(d)       0.00%         0.00%           0.00%          0.00%

Ratio of net expenses to
average members' capital (a), (b)     2.15%          2.22%         2.13%           2.13%          2.64%

Portfolio turnover rate              28.92%         32.28%         1.51%          12.32%         14.81%

Total return (e)                      4.92%         14.43%       (14.71%)          8.15%         11.88%

Average debt ratio (a)                0.01%          0.06%         0.44%           1.05%         10.50%

Members' capital at end of year
(including the Adviser)           $128,132,432   $114,691,952   $103,155,831   $158,635,046   $124,250,435

(a) The average members' capital used in the above ratios is calculated using pre-tender  members' capital, excluding the Adviser.

(b) Ratios of net investment  loss and gross/net  expenses to average  members'  capital do not include the impact of expenses and incentive  allocations or incentive  fees related to the  underlying  Investment
    Funds.

(c) The  administration  and custody fees waiver was effective  November 1, 2010.  Therefore,  the ratio of administration and custody fees waived was not applicable for the years ended December 31, 2006 through
    December 31, 2009.

(d) Less than 0.005%.

(e) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          6

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

                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                              NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.  ORGANIZATION

    UBS Multi-Strat  Fund,  L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 29, 2004 and commenced  operations on October 1, 2004. The Fund is registered under the  Investment  Company Act of 1940, as amended (the "1940 Act"),  as a  closed-end,  non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who over time have produced attractive  returns.  Generally, such portfolio  managers  conduct their  investment  programs  through  unregistered  investment  funds
    (collectively,  the  "Investment  Funds"),  in which the Fund invests as a limited  partner,  member or shareholder along with other investors.

    The Fund's Board of Directors (the "Directors")  have overall  responsibility to manage and control the business affairs of the Fund,  including the exclusive  authority to oversee and to establish  policies regarding the management, conduct and operation of the Fund's business.

    As of September 30, 2010,  pursuant to an  Assignment  and  Assumption  Agreement,  the Directors  have engaged UBS Alternative and  Quantitative  Investments LLC ("UBS A&Q", the "Adviser" and when providing services  under the  Administration  Agreement,  the  "Administrator"),  a Delaware  limited  liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the  day-to-day  management  of the Fund.  UBS A&Q is a wholly  owned  subsidiary  of UBS AG and is registered as an investment adviser under the Investment  Advisers Act of 1940, as amended. In addition to the assignment of  responsibilities,  the capital  balance as of September 30, 2010 was  transferred from UBSFA (defined below) to UBS A&Q.

    Prior to the Assignment and Assumption  Agreement,  the Directors had engaged UBS Fund Advisor,  L.L.C.
    ("UBSFA"), a Delaware limited liability company, in the roles of Adviser and Administrator.  UBSFA is a wholly-owned  subsidiary of UBS Americas,  Inc.,  which is a  wholly-owned  subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

    Initial and additional  applications for interests by eligible  investors may be accepted at such times as the Directors may determine and are generally  accepted monthly.  The Directors reserve the right to reject any application for interests in the Fund.

    The Fund from time to time may offer to  repurchase  interests  pursuant to written  tenders to members
    (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion.  The Manager expects that generally, it will recommend to the Directors  that the Fund offer to repurchase  interests  from Members twice each year, near  mid-year and  year-end.  Members can only  transfer or assign their  membership  interests,  or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy,


                                                                                                          7

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
                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)

    insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute  discretion.  Such transfers may be made even if the balance of the capital  account  to such  transferee  is  equal  to or less  than  the  transferor's  initial  capital contribution.

2.  NEW ACCOUNTING PRONOUNCEMENTS

    In January 2010, the Financial  Accounting  Standards  Board ("FASB")  issued  Codification  Accounting
    Standards Update No. 2010-06,  IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS ("ASU 2010-06"). ASU
    2010-06  amends  Topic  820,  FAIR VALUE  MEASUREMENTS  AND  DISCLOSURES  to add new  requirements  for disclosures  about transfers into and out of Levels 1 and 2, and separate  disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about the level of disaggregation  for the classes of assets and liabilities and the disclosures  about the inputs and valuation  techniques used to measure fair value.  ASU 2010-06 is effective  for the  interim  and annual  periods  beginning  after  December  15,  2009 and for periods beginning  after  December  15, 2010 for the new Level 3  disclosures.  The adoption of ASU 2010-06 new disclosures  and  clarification  of existing  disclosures  did not have a material impact on the Fund's financial statements.

3.  SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    The Fund values its investments at fair value, in accordance with U.S.  generally  accepted  accounting principles  ("GAAP"),  which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

    Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

    LEVEL 1-- quoted prices in active markets for identical securities

    LEVEL 2-- fair value of investments  in Investment  Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

    LEVEL 3-- fair value of investments  in Investment  Funds that do not have the ability to redeem at net asset value within one year of the measurement date

    The Fund  recognizes  transfers into and out of the levels  indicated above at the end of the reporting period.  All transfers into and out of Level 3 can be found in the Level 3 reconciliation  table within the Schedule of Portfolio Investments.


                                                                                                          8

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

                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    GAAP provides guidance in determining  whether there has been a significant  decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities).  GAAP also provides guidance on identifying circumstances that  indicate  a  transaction  with  regards  to such an asset or  liability  is not  orderly.  In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities.  Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value  measurements are provided.  Fair value  measurement  disclosures for each class of assets and  liabilities  requires  greater  disaggregation  than the Fund's  line items in the
    Statement of Assets,  Liabilities and Members' Capital. The Fund determines the appropriate classes for those  disclosures  on the  basis of the  nature  and risks of the  assets  and  liabilities  and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

    For assets and  liabilities  measured at fair value on a recurring  basis  during the period,  the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and  liabilities,  as well as a  reconciliation  of beginning and ending balances of Level 3 assets and liabilities broken down by class.

    The following is a summary of the investment strategy and any restrictions on the liquidity  provisions of the investments in Investment Funds held in the Fund as of December 31, 2010.  Investment Funds with no current  redemption  restrictions  may be  subject  to future  gates,  lock-up  provisions  or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2010.

    The  Investment  Fund  in the  convertible  arbitrage  category  may  simultaneously  purchase  or sell convertible  securities and either buy or short sale the same issuer's common stock while maintaining a market  neutral  position.  The Investment  Fund within this strategy is generally  subject to a 45 day redemption notice period and can be redeemed with no restrictions as of the measurement date.

    The Investment  Funds in the direct  loans/structured  finance strategy invest primarily in asset-based lending, real  estate-structured  finance  transactions,  distressed  securities,  subprime residential mortgage  market and special  situation  investments.  Investment  Funds within this  strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months.

    The Investment Funds in the distressed/credit strategy invests primarily in securities of companies and government  entities that are either in distress,  already in default or under  bankruptcy  protection.
    Investment Funds within this strategy are generally  subject to a 45 - 90 day redemption notice period.
    Investment Funds representing approximately 8 percent of the fair value of the investments


                                                                                                          9

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
                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    in this strategy are side pockets where the  liquidation of assets is expected over the next 36 months.
    The remaining  approximately  92 percent of the Investment  Funds have either initial  redemption dates commencing  in the future (28  percent)  or are  available  to be  redeemed  with no  restrictions  (64 percent),  subject  to the  Investment  Funds'  liquidity  terms,  as of the  measurement  date.  Three
    Investment  Funds,  with a fair  value  of  $13,315,517,  transferred  from  Level 3 to  Level 2 at the measurement date.

    The Investment  Funds in the global macro strategy employ a  discretionary  top-down global approach to investing across a broad range of financial products,  including fixed income, commodity,  currency and global equity instruments,  to exploit  mis-pricings and market volatility by using a blend of relative value and directional strategies.  The Investment Funds within this strategy are generally subject to a
    60 - 90 day redemption notice period and are available to be redeemed with no restrictions,  subject to the Investment Fund's liquidity terms, as of the measurement date.

    The Investment Funds in the long/short  equity strategy invest in both long and short equity strategies that are primarily in common stocks.  The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long  position to a net short  position.  Investment  Funds within this  strategy  are  generally subject  to a 45 - 60  day  redemption  notice  period  and  are  available  to  be  redeemed  with  no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

    The Investment  Funds in the  multi-strategy  strategy  invest in both long and short,  equity and debt strategies that are primarily in US based  securities.  The management of these  Investment  Funds seek arbitrage  opportunities,  distressed  securities,  corporate  restructures  and hedges  established in equities, convertible securities,  options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other  derivatives,  real estate and other financial  instruments.  Investment
    Funds  within this  strategy  are  generally  subject to a 45 - 65 day  redemption  notice  period.  An
    Investment  Fund  representing  approximately  23 percent of the fair value of the  investments in this strategy is in a side pocket where the  liquidation of assets is expected over the next 36 months.  The remaining approximately 77 percent of the Investment Funds are available to be redeemed, subject to the
    Investment  Funds'  liquidity  terms,  with no restrictions as of the measurement  date. One Investment
    Fund, with a fair value of $5,348,703, transferred from Level 3 to Level 2 at the measurement date.

    The  Investment  Funds in the  special  situations  strategy  invest by  diversifying  across  multiple strategies,  and diversifying within strategies and hedge the risk of individual positions and the risk of


                                                                                                         10


                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    the individual strategies as well as the residual risk of the entire portfolio. Investment Funds within this  strategy are generally  subject to a 60 - 100 day  redemption  notice  period.  Investment  Funds representing  approximately  4 percent of the fair value of the  investments  in this strategy are side pockets or liquidating  trusts where the liquidation of assets is expected over the next 36 months. The remaining  approximately  96 percent of the  Investment  Funds are  available  to be  redeemed  with no restrictions,  subject to the  Investment  Funds'  liquidity  terms,  as of the  measurement  date. One
    Investment  Fund,  with a fair  value  of  $8,393,857,  transferred  from  Level  2 to  Level  3 at the measurement date.

    A detailed  depiction  of each  investment  in the  portfolio by  investment  strategy,  including  any additional  liquidity  terms and other  restrictions,  as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

    Net asset  value of the Fund is  determined  by or at the  direction  of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined  from time to time pursuant to policies  established by the Directors.  The Fund's investments in Investment  Funds are subject to the terms and  conditions of the  respective  operating agreements and offering  memorandums,  as appropriate.  The Fund's  investments in Investment Funds are carried at fair value. All valuations  utilize financial  information  supplied by each Investment Fund and are net of management  and  performance  incentive  fees or  allocations  payable to the Investment
    Funds'  managers or pursuant to the  Investment  Funds'  agreements.  The Fund's  valuation  procedures require the Adviser to consider  all  relevant  information  available  at the time the Fund values its portfolio.  The Adviser has assessed factors  including,  but not limited to the individual  Investment
    Funds' compliance with fair value measurements,  price transparency and valuation  procedures in place, and  subscription  and  redemption  activity.  The Adviser  and/or the  Directors  will  consider  such information and consider whether it is appropriate,  in light of all relevant  circumstances,  to value such a position at its net asset value as  reported  or whether to adjust  such value.  The  underlying investments  of each  Investment  Fund are accounted for at fair value as described in each  Investment
    Fund's financial statements. (See Schedule of Portfolio Investments).

    The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market,  has been estimated by the respective  Investment  Funds' management and is based upon available  information  in the absence of readily  ascertainable  fair values and does not  necessarily represent  amounts that might  ultimately be realized.  Due to the inherent  uncertainty  of valuation, those  estimated fair values may differ  significantly  from the values that would have been used had a ready market for the investments existed. These differences could be material.


                                                                                                         11


                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    It is unknown on an aggregate  basis  whether the  Investment  Funds held any  investments  whereby the
    Fund's proportionate share exceeded 5% of the Fund's net assets at December 31, 2010.

    The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

    B.  INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

    The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair  value and cost of the  underlying  investment  at the date of  redemption.  Interest income and expenses are recorded on the accrual basis.

    C.  FUND EXPENSES

    The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio  transactions and positions for the Fund's account; legal fees;
    accounting and auditing fees;  custodial fees; costs of computing the Fund's net asset value;  costs of insurance;  registration expenses; offering and organization costs; due diligence, including travel and related  expenses;  expenses of meetings of  Directors;  all costs with  respect to  communications  to
    Members; and other types of expenses approved by the Directors.

    D.  INCOME TAXES

    The  Fund  has  reclassified  $2,771,055  and  $7,210,392  from  accumulated  net  investment  loss and accumulated  net realized gain from  investments  in  Investment  Funds,  respectively,  to net capital contributions  during the year ended  December 31, 2010.  The  reclassification  was to reflect,  as an adjustment  to net  contributions,  the  amount  of  estimated  taxable  income  or loss that have been allocated to the Fund's Members as of December 31, 2010 and had no effect on members' capital.

    The Fund files income tax returns in the U.S. federal  jurisdiction and applicable  states.  Management has  analyzed the Fund's tax  positions  taken on its federal and state income tax returns for all open tax years,  and has  concluded  that no  provision  for federal or state  income tax is required in the
    Fund's  financial  statements.  The Fund's federal and state income tax returns for tax years for which the  applicable  statutes of  limitations  have not expired are subject to  examination by the Internal
    Revenue Service and state departments of revenue.  The Fund recognizes interest and penalties,  if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended December 31, 2010, the Fund did not incur any interest or penalties.


                                                                                                         12


                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.  INCOME TAXES (CONTINUED)

    Each  Member is  individually  required to report on its own tax return its  distributive  share of the
    Fund's taxable income or loss.

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash  equivalents  consist of monies invested in a PFPC Trust Company account which pays money market  rates and are  accounted  for at cost plus  accrued  interest  which is  included  in  interest receivable on the  Statement of Assets,  Liabilities  and Members'  Capital.  Such cash, at times,  may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

    F.  USE OF ESTIMATES

    The preparation of financial  statements in conformity with GAAP requires  management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and  liabilities at the date of the financial  statements and the reported  amounts of increases and decreases in members'  capital from operations  during the reporting  period.  Actual results could differ from those estimates.

4.  RELATED PARTY TRANSACTIONS

    The Adviser  provides  investment  advisory  services to the Fund  pursuant to an  Investment  Advisory
    Agreement. In consideration for such services, the Fund pays the Adviser a monthly fee (the "Management
    Fee") at an  annual  rate of 1.30% of the  Fund's  members'  capital,  excluding  the  capital  account attributable to the Adviser.

    The Administrator  provides certain other  administrative  services to the Fund including,  among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's members'  capital,  excluding the capital account  attributable to the  Administrator and the Adviser's capital  account.  The  Management Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital  accounts,  excluding the capital account  attributable to the Adviser.  A portion of the Management Fee is paid by UBS A&Q to its affiliates.


                                                                                                         13


                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4.  RELATED PARTY TRANSACTIONS (CONTINUED)

    UBS Financial  Services Inc. ("UBS FSI"), a wholly-owned  subsidiary of UBS Americas,  Inc.,  acts as a placement  agent for the Fund,  without  special  compensation  from the Fund,  and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution  amounts,  to arrive at a net subscription  amount.  The placement fee does not constitute assets of the Fund.

    The net  increase or  decrease in Members'  capital  derived  from  operations  (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis,  other than the Administrator Fee and the  Management  Fee which are  similarly  allocated  to all  Members  other  than the  Adviser  or
    Administrator as described above.

    Each Director of the Fund receives an annual  retainer of $7,500 plus a fee for each meeting  attended.
    The  Chairman  of the  Board of  Directors  and the  Chairman  of the Audit  Committee  of the Board of
    Directors  each  receive  an  additional  annual  retainer  in the  amounts  of  $10,000  and  $15,000, respectively.  These  additional  annual retainer  amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment  adviser.  All Directors are reimbursed by the
    Fund for all reasonable out of pocket expenses.

    Other investment  partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.  ADMINISTRATION AND CUSTODY FEES

    PFPC Trust  Company (the  "Custodian"),  which will be renamed BNY Mellon  Investment  Servicing  Trust
    Company effective July 1, 2011,  provides custodial services for the Fund. The Custodian entered into a service agreement whereby PFPC Trust provides securities clearance functions, as needed.

    On July 1, 2010,  the PNC  Financial  Services  Group,  Inc. sold the  outstanding  stock of PNC Global
    Investment  Servicing Inc. to the Bank of New York Mellon Corporation.  At the closing of the sale, PNC
    Global Investment  Servicing (U.S.), Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.
    ("BNY  Mellon").  BNY Mellon serves as accounting and investor  servicing agent to the Fund and in that capacity provides certain administrative,  accounting, record keeping, tax and Member related services.
    BNY Mellon  receives a monthly fee primarily  based upon (i) the average  members'  capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates.  Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.


                                                                                                         14


                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

5.  ADMINISTRATION AND CUSTODY FEES (CONTINUED)

    Effective March 26, 2010, the Custodian and BNY Mellon have agreed to a fee reduction for reimbursement of the Fund's line of credit  commitment fees ("Fee  Reduction") for a period of 364 days from November
    1, 2010,  the effective  date of the Fund's line of credit  agreement  with State Street Bank and Trust
    Company ("Initial Term").  Based on the methodology within the agreement,  the Custodian and BNY Mellon have agreed to waive $19,600 for the Fund over the Initial Term. For the period from November,  1, 2010 to December 31, 2010,  the Custodian and BNY Mellon  waived $1,200 and $2,067,  respectively,  which is shown in aggregate as administration and custody fees waived on the Statement of Operations.

6.  LOAN PAYABLE

    Effective  November 1, 2010, the Fund, along with other UBS sponsored  funds,  entered into a one year,
    $250,000,000 committed,  secured revolving line of credit with State Street Bank and Trust Company. The
    Fund is limited to $19,600,000 (the "Borrower Sublimit Amount") of the secured revolving line of credit with a  maximum  borrowing  limit of 15% of the  Fund's  Members'  Capital.  The  interest  rate on the borrowing  is the higher of (a) 1.50%  above the  Overnight  LIBOR Rate and (b) 1.50% above the Federal
    Funds Rate, in each case as in effect from time to time. There is a commitment fee payable by the Fund, calculated at 25 basis points per annum of the Borrower Sublimit Amount not utilized.

    For the year ended December 31, 2010, the Fund's  average  interest rate paid on borrowings  were 1.75%
    per annum and the average  borrowings  outstanding were $10,000.  The Fund had $1,800,000 of borrowings outstanding  at December 31, 2010.  Interest  expense for the year ended  December 31, 2010 was $175 of which $175 was payable at December 31, 2010.

7.  INVESTMENTS

    As of December 31, 2010,  the Fund had  investments  in  Investment  Funds,  none of which were related parties.

    Aggregate purchases and proceeds from sales of investment for the year ended December 31, 2010 amounted to $39,177,279 and $33,585,865, respectively.

    The cost of  investments  for  federal  income tax  purposes is  adjusted  for items of taxable  income allocated to the Fund from the Investment  Funds. The allocated  taxable income is reported to the Fund by the Investment  Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2010; therefore, the tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.


                                                                                                         15


                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

7.  INVESTMENTS (CONTINUED)

    The  agreements  related to  investments in Investment  Funds provide for  compensation  to the general partners/managers  in the form of  management  fees of 1.00% to 2.00%  (per  annum) of net  assets  and performance  incentive fees or allocations  ranging from 20.00% to 25.00% of net profits earned. One or more underlying fund  investments  have entered into a side pocket  arrangement.  Detailed  information about the Investment Funds' portfolios is not available.

8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

    In the  normal  course of  business,  the  Investment  Funds in which the Fund  invests  trade  various financial  instruments and enter into various investment  activities with off-balance sheet risk. These include,  but are not limited to, short selling  activities,  writing option  contracts,  contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

9.  INDEMNIFICATION

    In the  ordinary  course of business,  the Fund may enter into  contracts  or  agreements  that contain indemnifications  or  warranties.  Future  events  could  occur  that  lead to the  execution  of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10. SUBSEQUENT EVENTS

    As of December 31, 2010, the Fund had $13,115,061 of withdrawals payable. On January 26, 2011, the Fund paid $10,930,509. The remaining amount payable of $2,184,552 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2010 and December 31, 2010 tender offers.


                                                                                                         16


                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                                          SCHEDULE OF PORTFOLIO INVESTMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

                                                             REALIZED
                                                               AND                                                     DOLLAR AMOUNT
                                                            UNREALIZED                                                 OF FAIR VALUE
                                                   % OF    GAIN/(LOSS)    INITIAL                          FIRST         FOR FIRST
                                                 MEMBERS'      FROM     ACQUISITION                      AVAILABLE       AVAILABLE
  INVESTMENT FUND        COST       FAIR VALUE    CAPITAL  INVESTMENTS      DATE      LIQUIDITY (a)   REDEMPTION (b)  REDEMPTION (b)
-------------------  ------------  ------------  --------  -----------  -----------  ---------------  --------------  --------------
CONVERTIBLE ARBITRAGE

Waterstone Market
 Neutral Fund, L.P.
 (c)                 $  3,136,852  $  6,291,373      4.91  $   446,232   10/1/2004      Quarterly
                     ------------  ------------  --------  -----------
 CONVERTIBLE
  ARBITRAGE
  SUBTOTAL           $ 3,136,852   $  6,291,373      4.91% $   446,232

DIRECT LOANS/
 STRUCTURED
 FINANCE

CPIM Structured
 Credit Fund, L.P.
 (d)                    1,807,487       355,381      0.28      (67,242)  11/1/2005         N/A
Marathon Structured
 Finance Fund, L.P.
 (d)                    1,772,550     1,711,483      1.33      226,100    4/1/2005         N/A
Marathon Structured
 Finance Fund, L.P.
 (e)                      190,476       790,208      0.62       34,812    4/1/2005         N/A
                     ------------  ------------  --------  -----------
 DIRECT LOANS/
  STRUCTURED
  FINANCE SUBTOTAL   $  3,770,513  $  2,857,072      2.23% $   193,670

DISTRESSED/CREDIT

Aurelius Capital
 Partners, L.P. (c)     5,000,000     6,018,675      4.70      813,636   12/1/2009    Semi-Annually     12/31/2011         6,018,675
Brigade Leveraged
 Capital Structures
 Fund, L.P. (c)         6,141,472     7,153,493      5.58      582,507    7/1/2009      Quarterly
Claren Road Credit
 Partners, L.P. L
 Interest (e)             590,330       564,072      0.44      791,983    1/1/2007         N/A
Claren Road Credit
 Partners, L.P., L
 Interest Payable
 (e)                      316,820       616,921      0.48      288,954    1/1/2007         N/A
Gracie Credit
 Opportunities
 Fund, L.L.C. (c)       6,045,971     6,337,305      4.95      323,212   11/1/2009      Quarterly
Harbinger Capital
 Partners Fund I,
 L.P., Class L (e)         14,538        63,104      0.05       31,116    9/1/2007         N/A
Harbinger Class PE
 Holdings (US)
 Trust (e)                713,323      517,462      0.40     (129,249)   9/1/2007         N/A
                     ------------  ------------  --------  -----------
 DISTRESSED/CREDIT
  SUBTOTAL           $ 18,822,454  $ 21,271,032     16.60% $ 2,702,159

GLOBAL MACRO

Brevan Howard,
 L.P. (c)               6,000,000     6,157,858      4.81       57,255   10/1/2009       Monthly
COMAC Global Macro
 Fund L.P. (c)          5,000,000     4,624,607      3.61     (375,393)   5/1/2010       Monthly
                     ------------  ------------  --------  -----------
 GLOBAL MACRO
  SUBTOTAL           $ 11,000,000  $ 10,782,465      8.42% $  (318,138)

LONG/SHORT EQUITY

Anthion Partners,
 L.P. (c)               7,000,000     7,385,956      5.76      385,956    4/1/2010      Quarterly
Bay Pond Partners,
 L.P. (c)               3,474,664     6,402,179      5.00    1,269,407    7/1/2007    Semi-Annually
Cobalt Partners,
 L.P. (c)               6,223,312     7,310,605      5.71      421,960    7/1/2007    Semi-Annually
D. Jabro Partners,
 L.P. (c)               4,230,047     6,476,456      5.05      499,698    1/1/2006       Annually
Newland Fund, L.P.
 (c)                    7,000,000     7,264,691      5.67      264,691   11/1/2010      Quarterly
                     ------------  ------------  --------  -----------
 LONG/SHORT EQUITY
  SUBTOTAL           $ 27,928,023  $ 34,839,887     27.19% $ 2,841,712

MULTI-STRATEGY

Davidson Kempner
 Partners, L.P. (c)     5,676,800     7,651,124      5.97      831,923    1/1/2006    Semi-Annually
OZ Domestic
 Partners, L.P. (c)     3,556,046     5,348,703      4.18      434,216    5/1/2005       Annually
OZ Domestic
 Partners, L.P. (e)     2,503,463     3,821,781      2.98      628,903    5/1/2005         N/A
                     ------------  ------------  --------  -----------
 MULTI-STRATEGY
  SUBTOTAL           $ 11,736,309  $ 16,821,608     13.13% $ 1,895,042

SPECIAL SITUATIONS

Brookdale
 International
 Partners, L.P. (f)     4,461,165     8,393,857      6.55      847,897    8/1/2005      Quarterly
Mason Capital,
 L.P. (c)               6,000,000     6,606,314      5.16      606,314    1/1/2010       Annually

                  The preceding notes are an integral part of these financial statements.


                                                                                                         17


                                                                               UBS MULTI-STRAT FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------


                                                                                                                       DOLLAR AMOUNT
                                                                        REALIZED                                             OF
                                                                          AND                                            FAIR VALUE
                                                                       UNREALIZED                            FIRST        FOR FIRST
                                                              % OF    GAIN/(LOSS)    INITIAL               AVAILABLE     AVAILABLE
                                                            MEMBERS'     FROM      ACQUISITION  LIQUIDITY  REDEMPTION    REDEMPTION
        INVESTMENT FUND              COST     FAIR VALUE     CAPITAL  INVESTMENTS      DATE        (a)          (b)         (b)
------------------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS (CONTINUED)
RoundKeep Global Fund, L.P. (c)  $ 7,000,000  $  6,974,310      5.44  $   (25,690)  12/1/2010   Quarterly
Seneca Capital, L.P., SLV (d)        855,418       839,431      0.65       48,422   10/1/2004      N/A
                                 -----------  ------------  --------  -----------
  SPECIAL SITUATIONS SUBTOTAL     18,316,583    22,813,912     17.80%   1,476,943

Redeemed Investment Funds                 --            --        --     (208,358)

                                 -----------  ------------  --------  -----------
TOTAL                            $94,710,734  $115,677,349     90.28% $ 9,029,262
                                 ===========  ============  ========  ===========

(a) Available  frequency of redemptions  after the initial lock-up period,  if any.  Different  tranches may have varying  liquidity terms.

(b) Investment Funds with no dates or amounts can be redeemed in full.

(c) Investment Funds categorized as Level 2 investments.

(d) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(e) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(f) The Fund has placed a redemption  request with the  Investment  Fund which is subject to an investor  level gate. The Investment
    Fund's  investment  level gate allows for the Fund to receive 12.5% of its  investment  every  quarter for 2 years.  The Fund is expected to be fully redeemed within 24 months.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing the Fund's  investments are not necessarily an indication of the risk  associated with investing in those  investments.  The
Fund's valuation  procedures require  evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements,  price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's  investments are categorized in three levels as disclosed  below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the December 31, 2010 measurement date, or within one year of the measurement  date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the December  31, 2010  measurement  date.  There were no  transfers  between  Level 1 and Level 2 at
December 31, 2010.

                               The preceding notes are an integral part of these financial statements.


                                                                                                                                  18



                                                                                                        UBS MULTI-STRAT FUND, L.L.C.

                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------------------------

                                                            ASSETS TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL FAIR VALUE
                                                                       AT
                                                                  DECEMBER 31,         LEVEL 1          LEVEL 2          LEVEL 3
DESCRIPTION                                                           2010
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage                                           $      6,291,373   $           --   $    6,291,373   $           --
Direct Loans/Structured Finance                                        2,857,072               --               --        2,857,072
Distressed/Credit                                                     21,271,032               --       19,509,473        1,761,559
Global Macro                                                          10,782,465               --       10,782,465               --
Long/Short Equity                                                     34,839,887               --       34,839,887               --
Multi-Strategy                                                        16,821,608               --       12,999,827        3,821,781
Special Situations                                                    22,813,912               --       13,580,624        9,233,288
                                                                -------------------------------------------------------------------
TOTAL ASSETS                                                    $    115,677,349   $           --   $   98,003,649   $   17,673,700
                                                                -------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                    CHANGE IN                      NET TRANSFERS
                                                                    UNREALIZED                       IN AND/OR
                               BALANCE AS OF     REALIZED GAIN /  APPRECIATION /  NET PURCHASES /      (OUT)        BALANCE AS OF
DESCRIPTION                DECEMBER 31, 2009 **      (LOSS)        DEPRECIATION       (SALES)       OF LEVEL 3*   DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Direct Loans / Structured
 Finance                             $3,954,109      $(1,297,119)     $1,490,787      $(1,290,705)           $--        $2,857,072
Distressed/Credit                    13,272,999          (92,333)      2,211,985         (315,575)   (13,315,517)        1,761,559
Multi-Strategy                       13,397,872        2,279,362      (1,278,298)      (5,228,452)    (5,348,703)        3,821,781
Special Situations                    1,489,715         (627,602)        784,210         (806,892)     8,393,857         9,233,288
-----------------------------------------------------------------------------------------------------------------------------------
Total                               $32,114,695         $262,308      $3,208,684      $(7,641,624)  $(10,270,363)      $17,673,700
-----------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of December 31, 2010 is $3,537,030.

*   Net transfers in and/or (out) of Level 3 include  transfers out of Investment Funds that were previously  categorized as Level 3 investments.

**  In the prior year,  Investment  Funds were categorized as Level 2 investments if the Fund had the ability to redeem at net asset value as of the December 31, 2009 measurement date or within 90 days of such date.

The net transfers out of Level 3 investments in the amount of $9,310,826 are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to December 31, 2010. The remaining transfer out of Level 3 investments in the amount of $959,537 is due to a transfer  between side pocket and liquid  holdings  during the year ended December
31, 2010.

                               The preceding notes are an integral part of these financial statements.


                                                                                                                                  19


                                  UBS MULTI-STRAT FUND, L.L.C. (UNAUDITED)

     The Directors  (including the Independent  Directors) last evaluated the Investment Advisory Agreement at a meeting on September  16, 2010.  The  Directors  met in an  executive  session  during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment
Advisory Agreement. The Directors reviewed materials furnished by UBS Fund Advisor, L.L.C. (the "Adviser"), including  information  regarding the Adviser,  its affiliates and its personnel,  operations and financial condition.  The Directors also reviewed information regarding UBS Alternative and Quantitative  Investments
LLC ("UBS A&Q"),  its  affiliates and its  personnel,  operations  and financial  condition in light of the transition of management of the Fund from the Adviser to UBS A&Q as of October 1, 2010.  Tables  indicating comparative  fee  information,  and comparative  performance  information,  as well as a summary  financial analysis for the Fund,  were also included in the meeting  materials and were reviewed and  discussed.  The
Directors  discussed with  representatives  of the Adviser and UBS A&Q the Fund's  operations and UBS A&Q's ability to provide advisory and other services to the Fund.

     The Directors reviewed,  among other things, the nature of the advisory services to be provided to the
Fund by UBS A&Q, including its investment process,  and the experience of the investment advisory and other personnel  proposing to provide  services to the Fund.  The  Directors  discussed the ability of UBS A&Q to manage the Fund's investments in accordance with the Fund's stated investment  objectives and policies,  as well as the  services  to be  provided  by UBS A&Q to the Fund,  including  administrative  and  compliance services,  oversight of Fund  accounting,  marketing  services,  assistance in meeting legal and regulatory requirements  and other services  necessary for the operation of the Fund. The Directors  acknowledged  UBS
A&Q's employment of highly skilled investment  professionals,  research analysts and administrative,  legal and  compliance  staff  members to ensure  that a high level of quality in  compliance  and  administrative services would be provided to the Fund.  The Directors also  recognized the benefits which the Fund derives from the  resources  available  to UBS A&Q and UBS A&Q's  affiliates,  including  UBS AG and UBS  Financial
Services Inc. Accordingly, the Directors felt that the quality of service offered by the Adviser, and to be offered by UBS A&Q, to the Fund were appropriate,  and that UBS A&Q's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and  which are  managed  by other,  third-party  investment  advisers  ("Comparable  Funds").  The
Directors  recognized that the Comparable  Funds, as private funds,  are not subject to certain  investment restrictions  under the  Investment  Company Act of 1940, as amended,  that are  applicable to the Fund and which can adversely affect the Fund's  performance  relative to that of its Comparable Funds. The Directors noted  that the Fund's  2010  performance  as of June 30,  2010  exceeded  the  median  performance  of the
Comparable Funds and the relevant indexes (HFRX Absolute Return Index,  Barclays  Aggregate Bond Index, S&P
500 DRI and Citigroup  3-Month  Treasury Bill Index),  and that the Fund's  performance  for the three- and five-year periods ended June 30, 2010 exceeded the median  performance of the Comparable Funds and relevant indexes.  The Directors  also  compared the  volatility of the Fund to that of its  Comparable  Funds.  The
Directors observed that for the three-



and five-year  periods ended June 30, 2010, the Fund's  volatility  was above the median  volatility of the relevant indexes but below the median volatility of the Comparable Funds.

     The Directors  considered  the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the  Comparable  Funds,  and as compared to the fees charged by the Adviser and its  affiliates  for other UBS  alternative  investment  products.  The  information  presented  to the
Directors  showed that although the combination of the Fund's  management fee and service fee was above the median management fee of the Comparable Funds, unlike most of the Comparable Funds, the Fund did not charge an incentive fee. In comparing the advisory fees being charged to the Fund to the fees being charged by the
Adviser and its affiliates for other UBS alternative investment products, the Directors noted that although the  combination of the Fund's  management fee and service fee was the second highest  management fee being charged to the multi-manager  funds, unlike most of the other multi-manager funds, the Fund was not subject to any incentive fee. In light of the  foregoing,  the Directors felt that the management fee being charged to the Fund was appropriate  and was within the overall range of the fees paid by the Comparable  Funds and other relevant UBS alternative investment products.

     The Directors also  considered the  profitability  to the Adviser or UBS A&Q, as the case may be, both before  payment to brokers and after  payment to brokers and  concluded  that the profits to be realized by
Adviser or UBS A&Q, as the case may be, and their affiliates under the Fund's Investment Advisory Agreement and from other  relationships  between  the Fund and  Adviser or UBS A&Q, as the case may be, were within a range the Directors considered  reasonable and appropriate.  The Directors also discussed the fact that the
Fund was not large enough at that time to support a request for breakpoints due to economies of scale.  The
Directors determined that the fees under the Investment Advisory Agreement did not constitute fees that are so  disproportionally  large as to bear no reasonable  relationship to the services rendered and that could not have been the product of arm's length  bargaining,  and concluded  that the fees were  reasonable.  The
Directors  concluded  that approval of the Investment  Advisory  Agreement was in the best interests of the
Fund and its shareholders.



DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining  to the  Directors  and Officers of the Fund as of December 31, 2010 is set forth  below.  The  statement of additional  information (SAI) includes additional  information about the Directors and is available without charge, upon request, by calling UBS Alternative and Quantitative Investments LLC ("UBS A&Q") at (888) 793-8637.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN       OTHER TRUSTEESHIPS/
                                                                                              FUND          DIRECTORSHIPS HELD BY
                                TERM OF OFFICE                                              COMPLEX           DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND          AND LENGTH OF             PRINCIPAL OCCUPATION(S)         OVERSEEN BY          FUND COMPLEX
POSITION(S) WITH FUNDS          TIME SERVED(1)             DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT DIRECTORS

George W. Gowen (81)          Term -- Indefinite  Law partner of Dunnington, Bartholow         11       None
UBS Alternative and             Length--since     & Miller.
Quantitative Investments LLC   Commencement of
677 Washington Boulevard         Operations
Stamford, Connecticut 06901
Director

Stephen H. Penman (64)        Term -- Indefinite  Professor of Financial Accounting of         11       None
UBS Alternative and             Length--since     the Graduate School of Business,
Quantitative Investments LLC    July 1, 2004      Columbia University.
677 Washington Boulevard
Stamford, Connecticut 06901
Director

Virginia G. Breen (46)        Term -- Indefinite  General Partner of Sienna Ventures;          11       Director of: Modus Link,
UBS Alternative and             Length--since     General Partner of Blue Rock Capital.                 Inc.; Excelsior Absolute
Quantitative Investments LLC     May 2, 2008                                                            Return Fund of Funds,
677 Washington Boulevard                                                                                L.L.C.; Excelsior Buyout
Stamford, Connecticut 06901                                                                             Investors, L.L.C.; Excelsior
Director                                                                                                LaSalle Property Fund, Inc;
                                                                                                        UST Global Private Markets
                                                                                                        Fund, L.L.C.

                                                         INTERESTED DIRECTOR

Meyer Feldberg (68)(3)        Term -- Indefinite  Dean Emeritus and Professor of               58       Director of: Primedia, Inc.;
UBS Alternative and             Length--since     Management of the Graduate School of                  Macy's, Inc.; Revlon, Inc.;
Quantitative Investments LLC   Commencement of    Business, Columbia University; Senior                 NYC Ballet; SAPPI Ltd.
677 Washington Boulevard         Operations       Advisor for Morgan Stanley.                           Advisory Director of Welsh
Stamford, Connecticut 06901                                                                             Carson Anderson & Stowe.
Director
                                                  OFFICER(S) WHO ARE NOT DIRECTORS

William J. Ferri (44)         Term -- Indefinite  Global Head of UBS Alternative and           N/A                   N/A
UBS Alternative and             Length--since     Quantitative Investments LLC since
Quantitative Investments LLC   October 1, 2010    June 2010. Prior to serving in this
677 Washington Boulevard                          role, he was Deputy Global Head of
Stamford, Connecticut 06901                       UBS Alternative and Quantitative
Principal Executive Officer                       Investments LLC.

Robert F. Aufenanger (57)     Term -- Indefinite  Executive Director of UBS Alternative        N/A                   N/A
UBS Alternative and             Length--since     and Quantitative Investments LLC
Quantitative Investments LLC     May 1, 2007      since October 2010. Prior to October
677 Washington Boulevard                          2010, Executive Director of UBS
Stamford, Connecticut 06901                       Alternative Investments US from April
Principal Accounting Officer                      2007 to October 2010. Prior to April
                                                  2007, Chief Financial Officer and
                                                  Senior Vice President of Alternative
                                                  Investments Group of U.S. Trust
                                                  Corporation from 2003 to 2007.


                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN       OTHER TRUSTEESHIPS/
                                                                                              FUND          DIRECTORSHIPS HELD BY
                                TERM OF OFFICE                                              COMPLEX           DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND          AND LENGTH OF             PRINCIPAL OCCUPATION(S)         OVERSEEN BY          FUND COMPLEX
POSITION(S) WITH FUNDS          TIME SERVED(1)             DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (51)        Term - Indefinite   Executive Director of UBS Alternative        N/A                   N/A
UBS Alternative and              Length--since    and Quantitative Investments LLC
Quantitative Investments LLC    July 19, 2005     since October 2010. Prior to October
677 Washington Boulevard                          2010, Executive Director of
Stamford, Connecticut 06901                       Compliance of UBS Financial Services
Chief Compliance Officer                          Inc. from 2003 to 2010 and Deputy
                                                  Director of Compliance of UBS
                                                  Financial Services of Puerto Rico
                                                  Inc. from October 2006 to October
                                                  2010.

(1) The Fund commenced operations on October 1, 2004.

(2) Of the 58  funds/portfolios  in the complex,  47 are advised by an affiliate of UBS  Financial  Services  Inc.  ("UBSFS") and 11
    comprise the UBS A&Q Family of Funds.

(3) Mr. Feldberg is an "interested  person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q
    Family of Funds may do business. Mr. Feldberg is not affiliated with UBSFS or its affiliates.

The Fund files its complete  schedule of portfolio  holdings with the Securities and Exchange  Commission  ("SEC") for the first and third  quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at  http://www.sec.gov  and may be reviewed or copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  Information  on the  operation  of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Global Asset Management Sales Desk at 888-793-8637.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $68,100 in 2010 and $77,560 in 2009. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $8,250 in 2010 and $13,000 in 2009. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $89,000 in 2010 and $93,000 in 2009. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2010 and $0 in 2009.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.273 million for 2010 and $3.029 million for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                                      UBSAQ
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBSAQ votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     - A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     - The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

Revised: June 26, 2006
Rebranded: 10/1/2010

     - Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     - Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     - Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     - Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     - Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     - Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

Revised: June 26, 2006
Rebranded: 10/1/2010

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     -    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     -    A record of each vote cast by the Adviser on behalf of the Fund(s);

     - A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     - A copy of any document relating to the identification and resolution of conflicts of interest;

     - A copy of any document created by the Adviser that was material to a proxy - voting decision or that memorialized the basis for that decision; and

     - A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).

Revised: June 26, 2006
Rebranded: 10/1/2010

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                          UBS MULTI-STRAT FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder, Joseph
M. Sciortino and Matthew Woodbury, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception. He served as head of UBS Alternative Investments US' ("AI - US") portfolio management group from 1998 to 2010, prior to his group joining UBS Alternative and Quantitative Investments LLC, the Fund's investment adviser (the "Adviser"). He is also currently an Executive Director of the Adviser. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder was associated with AI - US from 1998 to 2010, prior to joining the Adviser, and is an Executive Director of the Adviser. Mr. Sciortino joined the portfolio management team in 2007. He was associated with AI - US from December 2006 to October 2010, prior to joining the Adviser, and is a Director of the Adviser. Previously, Mr. Sinder served as Senior Analyst at Lake Partners, Inc. from April 2001 through August 2006. Mr. Woodbury was associated with AI - US from 2008 to 2010, prior to joining the Adviser, and is a Director of the Adviser. Previously, he served as an Analyst at Allianz Hedge Fund Partners, LP (2002-2008) and an Accountant at Arthur Anderson LLP (1999-2002).

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel of the Adviser periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by the Adviser or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of the Adviser. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of the Adviser; the overall performance of UBS AG; the profitability to the Adviser derived from the management of the Fund and the other accounts managed by the Adviser; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Adviser; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO JR.

    REGISTERED INVESTMENT
          COMPANIES                   POOLED ACCOUNTS            OTHER ACCOUNTS
-----------------------------   ---------------------------   -------------------
  NUMBER OF                       NUMBER OF       ASSETS      NUMBER OF    ASSETS
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)      MANAGED      ACCOUNTS   MANAGED
------------   --------------   ------------   ------------   ---------   -------
      5        $1,353,916,348         5        $384,425,700       0         N/A

RUSSELL SINDER

    REGISTERED INVESTMENT
          COMPANIES                   POOLED ACCOUNTS            OTHER ACCOUNTS
-----------------------------   ---------------------------   -------------------
  NUMBER OF                       NUMBER OF       ASSETS      NUMBER OF    ASSETS
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)      MANAGED      ACCOUNTS   MANAGED
------------   --------------   ------------   ------------   ---------   -------
      5        $1,353,916,348         5        $384,425,700       0         N/A

JOSEPH M. SCIORTINO

    REGISTERED INVESTMENT
          COMPANIES                   POOLED ACCOUNTS            OTHER ACCOUNTS
-----------------------------   ---------------------------   -------------------
  NUMBER OF                       NUMBER OF       ASSETS      NUMBER OF    ASSETS
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)      MANAGED      ACCOUNTS   MANAGED
------------   --------------   ------------   ------------   ---------   -------
      5        $1,353,916,348         5        $384,425,700       0         N/A


MATTHEW WOODBURY

    REGISTERED INVESTMENT
          COMPANIES                   POOLED ACCOUNTS            OTHER ACCOUNTS
-----------------------------   ---------------------------   -------------------
  NUMBER OF                       NUMBER OF       ASSETS      NUMBER OF    ASSETS
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)      MANAGED      ACCOUNTS   MANAGED
------------   --------------   ------------   ------------   ---------   -------
      5        $1,353,916,348         5        $384,425,700       0         N/A

(1) Of these accounts, 3 accounts with total assets of approximately $489,525,737 charge performance-based advisory fees.

(2) Of these accounts, 3 accounts with total assets of approximately $119,016,690 charge performance-based advisory fees.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Multi-Strat Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011

By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date March 9, 2011

* Print the name and title of each signing officer under his or her signature.